Pension and Postretirement Benefits - Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status (Detail) (Pension plans [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ 147,758	$ 120,906	$ 146,735	$ 156,880
Accumulated benefit obligation	128,159	107,503
Fair value of plan assets
Funded status	$ (147,758)	$ (120,906)